Stock-Based Compensation - Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Number of options, Outstanding beginning balance	9,423,271	7,423,777	7,423,777
Number of options, Granted	123,501		5,369,650
Number of options, Exercised	(223,273)	0	(142,013)
Number of options, Cancelled or forfeited	(3,401,052)		(3,228,143)
Number of options, Outstanding ending balance	5,922,447		9,423,271	7,423,777
Number of options, Exercisable	3,606,590		3,068,082
Weighted average exercise price, Outstanding beginning balance	$ 7.26	$ 13.54	$ 13.54
Weighted average exercise price, Granted	1.09		1.43
Weighted average exercise price, Exercised	0.79		0.41
Weighted average exercise price, Cancelled or forfeited	7.15		12.31
Weighted average exercise price, Outstanding ending balance	7.43		7.26	$ 13.54
Weighted average exercise price, Exercisable	$ 10.16		$ 13.11
Weighted average remaining contractual term, Outstanding balance	6 years 3 months 25 days		8 years 1 month 20 days	6 years 9 months 14 days
Weighted average remaining contractual term, Exercisable	4 years 9 months 25 days		6 years 1 month 24 days
Aggregate intrinsic value, Outstanding balance	$ 1,068		$ 22	$ 1,469
Aggregate intrinsic value, Exercisable	$ 217		$ 22